CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21089

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2005

ITEM 1.     REPORT TO STOCKHOLDERS.

      A copy of the Registrants semi-annual report transmitted to stockholders pursuant to Rule 30e-1 of the Investment Company Act of 1940 is filed herewith.





ANTENOR FUND, LLC

FINANCIAL STATEMENTS

June 30, 2005

(Unaudited)


ANTENOR FUND, LLC



______________________

TABLE OF CONTENTS
______________________


	PAGES



Financial Statements

	Statement of Assets and Liabilities	1

	Schedule of Investments in Securities	2-4

	Statement of Operations	5

	Statements of Changes in Members Capital (Net Assets)	6

	Notes to Financial Statements	7-11


ANTENOR FUND, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
______________


ASSETS

Cash and cash equivalents                $   560,109
Investment securities at fair value (cost  $5,877,758)	6,953,837
Dividends receivable	       15,673

				Total assets	  7,529,619

LIABILITIES
	Member subscriptions received in advance	414,949
	Expenses payable	         6,202

				Total liabilities	     421,151

NET ASSETS	$7,108,468



MEMBERS CAPITAL (Net Assets)
	Represented by:
		Capital subscriptions, net	$6,003,164
		Accumulated net unrealized appreciation	  1,105,304

		Total members capital (net assets)	$7,108,468



See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2005
______________




Investment securities
					% of
Common Stocks	Shares	Fair Value	Net
                                       Assets
Financial
	Diversified Financial
	Citigroup	5,188	$   239,841
	JP Morgan Chase	5,792	204,573
	AXA SA-Sponsored ADR	7,844	     195,394
				     639,808	9.0 %

Insurance
	St Paul Travelers	8,147	322,051
	American Intl Group	4,730	     274,813
                      		     596,864	8.4 %

Banking
	Fremont General	8,515	207,170
	Washington Mutual	4,625	     188,191
						     395,361	5.6 %

Real Estate
	iSTAR Financial	7,799	     324,360	    4.6 %
Total  Financial		  1,956,393	  27.6 %

Consumer Staples
	Tobacco
	Altria Group	6,852	443,050
	Carolina Group	9,558	     318,473
				     761,523	10.7 %

Media
	Viacom  Class B	4,940	158,179
	Liberty Media *	11,000	112,090
	Liberty Media Intl *	550	       25,636
				     295,905	4.2 %

Conglomerate
	Loews Corp	4,893	     379,208	5.3 %

Retail Distribution, hardline
	Handleman	10,675	    176,244	    2.5 %
		Total  Consumer Staples		  1,612,880	  22.7 %

* Security did not pay a dividend during the previous twelve months.






See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2005
______________




Investment securities (CONTINUED)
                 					% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                      Assets
Healthcare
	Pharmaceuticals
	Pfizer	9,950	$   274,421
	Merck	6,065	     186,802
						     461,223	6.5 %
Managed Care
	Wellpoint Health Networks *	4,302	     299,591	4.2 %

Biotechnology
	Amgen *	3,825	     231,260	    3.3 %
Total  Healthcare		     992,074	  14.0 %

Technology
	Wireless Communications
	Nokia Corp  Sponsored ADR	15,175	     252,512	3.6 %

        Consumer Electronics
	Nam Tai Electronics	14,215	     323,249	4.5 %

        Software
	Microsoft Corp	5,950	     147,798	    2.1 %
Total  Technology		     723,559	    10.2 %

Consumer, Cyclical
	Retail, hardline
	Carmax *	9,591	     255,600	3.6 %

        Building Materials
	Masco Corp	7,080	     224,861	    3.2 %
		Total  Consumer, Cyclical		     480,461	    6.8 %

Transportation
	Railroads
	Genesee & Wyoming *	8,911	     242,468	3.4 %

	Air Freight
		Federal Express	2,278	    184,541	    2.6 %
Total  Transportation		     427,009	    6.0 %

Index
	Depositary Receipts
		Nasdaq 100 Shares	6,860	252,311
		S&P Depositary Receipts (SPDR)	 1,600	     190,688
Total  Index		     442,999	    6.2 %


* Security did not pay a dividend during the previous twelve months.





See accompanying notes.

ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
June 30, 2005
______________




Investment securities (CONTINUED)
                					% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                       Assets
Utilities
	Electric
	American Electric Power	4,450	$   164,072	2.3 %

	Energy
	BP PLC Sponsored ADR	2,475	     154,390	    2.2 %
	Total  Utilities		     318,462	    4.5 %
Total investment securities (cost  $5,877,758)		$6,953,837
	98.0 %



* Security did not pay a dividend during the previous twelve months.



See accompanying notes.

ANTENOR FUND, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005
______________





INVESTMENT INCOME
Interest		$          35
Dividends (net of foreign withholding taxes of $2,521) 87,671

Total investment income	   87,706

EXPENSES
	Adviser management fee	50,371
	Operating and other expenses	     12,134

				Total expenses	    62,505

				Net investment income	     25,201

REALIZED AND UNREALIZED GAIN (LOSS)
	FROM INVESTMENTS
		Net realized gain from investments	4,023
		Net change in unrealized depreciation	   (60,925)

	Net realized and unrealized gain (loss) from investments	   (56,902)

				Net decrease in net assets from operations	(31,701)

				Less:  Incentive allocation to Adviser	  (138)

				Net decrease in net assets from operations
					available for distribution to members	$ (31,839)





See accompanying notes.

ANTENOR FUND, LLC
STATEMENTS OF CHANGES IN MEMBERS CAPITAL (NET ASSETS)
For the Six Months Ended June 30, 2005 and
Year Ended December 31, 2004
______________





                          	Six Months Ended	Year
                                                        Ended
	                            June 30,	     December 31,
	                              2005	         2004
Increase (decrease) in net assets from operations
	Net investment income	$     25,201	$     42,188
	Net realized gain from investments	 4,023	64,911
	Net change in unrealized depreciation on investments	 (60,925)	    450,928

	Net increase (decrease) in net assets from operations	(31,701)	558,027

Proceeds from member subscriptions	  861,862	2,742,315
Repurchases of member interests
	(including transfers to affiliated funds)	    (247,685)	    (421,020)

			Total increase in net assets	 582,476	2,879,322

Net assets
	Beginning of period	  6,525,992	  3,646,670

	End of period	$7,108,468	$6,525,992




See accompanying notes.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS
June 30, 2005



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

	A.	General Description of the Company
		Antenor Fund, LLC (the Company) is a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Companys investment objective is to provide investors with a net compounded annual return in excess of the S&P 500 in all market environments with below-average risk. The Company utilizes a value approach to its equity selection process and intends to invest in 20-35 positions trading at a discount to intrinsic value.
Equities are selected independent of market capitalization and sector. The Company initially targets holding most of its investments for three or more years, does not use leverage or non-traditional securities, and is managed for tax efficiency.
Prospero Capital Management LLC (the Adviser) serves as the
Companys investment adviser.

	B.	Method of Reporting
		The Companys financial statements are presented in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

	C.	Investment Securities
		Securities listed or quoted on a national securities exchange or market are valued at the last reported sales price as of the close of business on the valuation date.

		Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized appreciation or depreciation from the preceding period is reported in the statement of operations. Brokerage commissions and other trading fees are reflected as an adjustment to cost or proceeds at the time of the transaction.
Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

	D.	Income Taxes
		The Company prepares calendar year U.S. and applicable state information tax returns and reports to members their allocable shares of the Companys income, expenses and trading gains or losses. Each member is individually required to report on its own tax return its distributive share of the Companys taxable income or loss. Therefore, no provision for income taxes has been made in the financial statements of the Company.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES
	(CONTINUED)

	E.	Capital Accounts
		The Company accounts for subscriptions, allocations and repurchases on a per member capital account basis. Net profits or net losses of the Company for each fiscal period, excluding the Adviser management fee charged quarterly in advance and prior to the calculation of the Adviser incentive allocation, will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined). This allocation is effective as of the last day of each fiscal period and is in accordance with the members respective investment percentages.
Each member is then assessed its applicable Adviser incentive allocation.

Note 2.	ADVISER

	The Adviser of the Company is Prospero Capital Management
LLC, which conducts and manages the business of the Company, subject to the supervision of the Companys Board of Directors.

	The Investment Advisory Agreement provides for a quarterly management fee to the Adviser equal to 0.375% (1.5% annually) of the value of the net assets of the Company determined on the first day of each calendar quarter. The
Adviser agreed to charge a lower management fee rate to certain members, who were among the Advisers original investors.

	In accordance with the terms of the Limited Liability Company Agreement, the Adviser is entitled to receive from the capital account of each member, generally at the end of each quarter, an incentive allocation of 20% of the net profits that otherwise would be credited to the members capital account. The incentive allocation will be made only with respect to net profits that exceed any net losses previously debited to the account of a member, which have not been offset by any net profits subsequently credited to the account of such member (sometimes known as a 'high water mark' calculation). The Adviser agreed to charge a lower incentive allocation rate to certain members, who were among the Advisers original investors. The Adviser earned an incentive allocation of $138 and $110,256 for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively.

	The Adviser agreed to bear all operating expenses which would cause the Companys ratio of operating expenses to average net assets to exceed an annualized ratio of 0.35%.

Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES

	Investments in the Company are made by subscription agreement, subject to acceptance by the Adviser.

	The Company is not required to make distributions, but may do so at the sole discretion of the Board of Directors.

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 3.	SUBSCRIPTIONS, DISTRIBUTIONS AND REPURCHASES (CONTINUED)

	No member has the right to require the Company to redeem its member interest. Consequently, members are not able to liquidate their investment other than as a result of repurchases of member interests by the Company. The
Company from time to time may offer to repurchase member interests pursuant to written tenders by members, (other than the Adviser in its capacity as the Special Advisory Member). These repurchases will be made at such times and on such terms as may be determined by the Board of Directors, in its complete and exclusive discretion. In determining whether the Company should repurchase member interests, or portions thereof, from members pursuant to written tenders, the Board of Directors will consider the recommendation of the Adviser as well as other factors.
The Adviser expects that it will recommend that the Company offer to repurchase member interests at the end of each calendar quarter.

Note 4.	INVESTMENT TRANSACTIONS

	Purchases and sales of investment securities were $385,635 and $40,924, respectively. At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2005, accumulated net unrealized appreciation on investments was $1,076,079, consisting of $1,272,618 gross unrealized appreciation and $196,539 gross unrealized depreciation.

Note 5.	GUARANTEES

	In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Companys maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. The Company expects the risk of any future obligation under these indemnifications to be remote.


ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 6.	FINANCIAL HIGHLIGHTS

	The following information presents the financial highlights of the Company for the period ended June 30, 2005, years ended December 31, 2004 and 2003 and the period July 1, 2002 (commencement of operations) to December 31, 2002. This information has been derived from information presented in the financial statements.

	Period Ended	Year Ended
	June 30,	December 31,
           2005		2004

Total return before incentive allocation to Adviser	(.50) % (5)
	9.86%
Incentive allocation to Adviser	      (.00)%	      (2.02)%
Total return after incentive allocation to Adviser	      (.50) %
7.84 %
Ratios to average net assets: (3)
Expenses prior to incentive allocation to Adviser	1.85 % (6)
	1.83 %
Incentive allocation to Adviser	       .01%	       1.84 %
Total expenses and incentive allocation to Adviser	       1.86 %
3.67 %
Interest and dividend income net of expenses (4)	       0.75 % (6)
0.68 %

Supplemental data:
Net assets  June 30, 2005 and December 31, 2004, 	$7,108,468	$6,525,992
	Portfolio turnover rate	         .6 %(5)	       1.9 %

ANTENOR FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
June 30, 2005



Note 6.	FINANCIAL HIGHLIGHTS (CONTINUED)


	Year Ended	Period Ended
	December 31,	December 31,
	2003           	2002

Total return before incentive allocation to Adviser	45.13 % (1)
	(13.68)% (2), (5)
Incentive allocation to Adviser	       (7.14)%	       0.00 %
Total return after incentive allocation to Adviser	     37.99 % (1)
(13.68)% (2)

Ratios to average net assets: (3)
Expenses prior to incentive allocation to Adviser	2.12 % (1)	1.73
% (2), (6)
Incentive allocation to Adviser	       6.07 %	       0.00 %
Total expenses and incentive allocation to Adviser	       8.19 % (1)
1.73 % (2)
Interest and dividend income net of expenses (4)	       0.28 %
0.93 % (6)
Supplemental data:
Net assets  December 31, 2003 and 2002	$3,646,670	$1,022,857
Portfolio turnover rate	       27.9 %	      36.4 % (5)



	Total returns and the ratios to average net assets are calculated for members capital taken as a whole (excluding the Advisers Special Advisory Account). An individual members total returns and ratios may vary from the above returns and ratios based on different management fee or incentive allocation arrangements and the timing of subscriptions and repurchases.


	______________________
	(1)	Total returns and the ratios to average net assets
include $10,000 of organization and offering costs that
were reimbursed to the Adviser during the year ended
December 31, 2003.  The reimbursement of organization
and offering costs resulted in a decrease in total
returns of 0.38% and an increase of 0.41% in the expense
ratio for the year ended December 31, 2003.
	(2)	Total returns and the ratios to average net assets
exclude $5,000 of organization and offering costs that
were deferred by the Adviser during the period ended
December 31, 2002.  The deferral of organization and
offering costs resulted in an increase in total returns
of 0.44% and a decrease of 1.02% in the expense ratio
for the period ended December 31, 2002.
	(3)	The Adviser agreed to bear all operating expenses which
would cause the Companys ratio of operating expenses to
average net assets to exceed an annualized ratio of
0.35%.
	(4)	Excludes incentive allocation to Adviser.
	(5)	Not annualized.
	(6)	Annualized.



ITEM 2. CODE OF ETHICS.
  Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
 Not Applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.
 Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
 Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES
 Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
	Not applicable. Effective for closed-end management companies for fiscal years ending on or after December 31, 2005.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
	Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
	No material changes have been made to Registrants procedures by which security holders may recommend nominees to the Registrants board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

           (a)	The Registrants principal executive officer
and principal financial officer have evaluated the Registrants disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrants disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the Registrants
internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

             (a)(1)   Not Applicable.

             (a)(2)   Certification of principal executive
officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

             (b) Certificate of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  August 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  August 29, 2005

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  August 29, 2005